Summary of Significant Accounting Policies - Summary of Measurement and Classification under IAS 39 and IFRS 9 for Each Class of Financial Assets (Detail)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalent [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Classification under IAS 39	Loans and receivables
Classification under IFRS 9	Amortized cost
Restricted cash (current and non-current) [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Classification under IAS 39	Loans and receivables
Classification under IFRS 9	Amortized cost
Trade accounts receivables [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Classification under IAS 39	Loans and receivables
Classification under IFRS 9	Amortized cost
Due from related parties [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Classification under IAS 39	Loans and receivables
Classification under IFRS 9	Amortized cost
Judicial deposits [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Classification under IAS 39	Loans and receivables
Classification under IFRS 9	Amortized cost
Other assets current and non current [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Classification under IAS 39	Loans and receivables
Classification under IFRS 9	Amortized cost